Employees' Stock Incentive Plans and Management Incentive Plans - Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		1 Months Ended
	Mar. 29, 2015	Mar. 30, 2014	Oct. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	4,000,000
Employee stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	2,222,257	2,475,000
Weighted average grant date fair value (in dollars per share)	3.38	$ 2.43
2013 Omnibus Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs not yet recognized	46	$ 36
2013 Omnibus Plan | Employee stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation by type of award, number of shares authorized			39,600,000
Award vesting period			5 years
Bonus Swap Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued in period (in shares)	564,812,000	485,117
Share-based compensation by type of award, options, granted in period, aggregate intrinsic value	8	5
Bonus Swap Program | Matching options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	1,594,028	1,403,805
Selling, general and administrative expenses | Stock option and restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-tax compensation cost	2	$ 2
Involuntary termination without cause [Member] | 2013 Omnibus Plan | Employee stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	20.00%